STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Activity
Restricted stock activity for the year ended December 31, 2024 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2023	2,296,831	$8.72
Granted	6,705,468	3.69
Vested	(567,745)	5.84
Forfeited	(851,298)	8.87
Outstanding as of December 31, 2024	7,583,255	$4.61

Schedule of Valuation Assumptions, Stock Options
Stock option activity for the year ended December 31, 2024 was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Balance as of December 31, 2023	18,915,358	$9.10	7.3	$47,792
Granted	—	—	—	—
Exercised	(150,000)	0.68	—	—
Forfeited	(1,628,000)	5.73	—	—
Balance as of December 31, 2024	17,137,358	10.48	6.4	1,156
Exercisable as of December 31, 2024	9,168,975	7.31	5.0	1,156
Vested and expected to vest as of December 31, 2024	17,137,358	$10.48	6.4	$1,156

Schedule of Restricted Stock Activity
The fair value of stock option awards was determined on the grant date using the Monte Carlo simulation model for Founder Awards and the Hull-White lattice pricing model was used for Replacement Options based on the following weighted-average assumptions:

	Period from July 28, 2022 to December 31, 2022
	Founder Awards	Replacement Options
Risk-free interest rate (1)	2.87% - 2.92%	2.79% - 2.80%
Expected term (years) (2)	4.7 - 9.9	N/A
Exercise multiple (3)	N/A	2.30
Expected stock price volatility (4)	39.77% - 44.76%	50.00%
Dividend yield (5)	N/A	N/A
(1)The risk-free rate is based on U.S. Treasury securities with maturities equivalent to the expected term.
(2)The expected term for Founder Awards is based on the assumption that the options are exercised after 50% of the period between the later of the vest date and exercise price achievement date and the end of the contractual term.
(3)The exercise multiple is selected from the commonly used exercise multiple range of 2.0x to 2.5x assuming on average the options holders would exercise the options when the ratio of underlying stock price to the exercise price reaches 2.3x.
(4)For Founder Awards, the expected stock price volatility is the median historical volatility of Waldencast’s volatility peer group with a look-back period equal to the contractual term using daily stock prices; for Replacement Options, the expected stock price volatility is estimated by adjusting the observed equity volatility for leverage.
(5)Waldencast has not paid any dividends historically and does not plan to declare dividends in the foreseeable future and therefore assumed a dividend yield of zero.